Employee Benefits - Summary of Sensitivity Analysis for Jaguar Land Rover Limited Pension Plan (Detail) - Jaguar Land Rover Pension plan [member] ₨ in Millions	12 Months Ended
Mar. 31, 2019 INR (₨)
Discount rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, increase	0.25%
Change in assumption, decrease	0.25%
Impact on scheme liabilities, due to increase in assumption	₨ 38,521.3
Impact on scheme liabilities, due to decrease in assumption	(38,521.3)
Impact on service cost, due to increase in assumption	731.6
Impact on service cost, due to decrease in assumption	₨ (761.6)
Actuarial assumption of expected rates of inflation [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, increase	0.25%
Change in assumption, decrease	0.25%
Impact on scheme liabilities, due to increase in assumption	₨ 33,398.4
Impact on scheme liabilities, due to decrease in assumption	(33,398.4)
Impact on service cost, due to increase in assumption	724.9
Impact on service cost, due to decrease in assumption	₨ (724.9)
Mortality rates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, increase	1 year
Change in assumption, decrease	1 year
Impact on scheme liabilities, due to increase in assumption	₨ 27,732.4
Impact on scheme liabilities, due to decrease in assumption	(27,732.4)
Impact on service cost, due to increase in assumption	468.0
Impact on service cost, due to decrease in assumption	₨ (468.0)